Inventory (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Inventory [Line Items]
Inventory, Raw Materials, Net of Reserves	$ 97,290	$ 58,515
Inventory, Work in Process, Net of Reserves	40,626	23,434
Inventory, Finished Goods, Net of Reserves	495,007	370,684
Inventory, Net	$ 632,923	$ 452,633